Filed with the Securities and Exchange Commission on January 25, 2013

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 477	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 479	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York  10022

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on January 28, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _____________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 477 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended September 30, 2012, for the Trust’s series: Chase Growth Fund and Chase Mid-Cap Growth Fund.

Table of Contents - Prospectus

Chase Growth Fund

Ticker Symbol
Class N	CHASX
Institutional Class	CHAIX

Chase Mid-Cap Growth Fund

Ticker Symbol
Class N	CHAMX
Institutional Class	CHIMX

www.chasegrowthfunds.com

PROSPECTUS
January 28, 2013

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

SUMMARY SECTION

Chase Growth Fund (the “Growth Fund” or “Fund”)

Investment Objective
The Growth Fund’s investment objective is to achieve the growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
	Class N	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Other Expenses (includes Shareholder Servicing Plan Fees)	0.58%	0.33%
Shareholder Servicing Plan Fees	0.25%	0.00%
Total Annual Fund Operating Expenses	1.33%	1.08%

Example.  The Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Growth Fund
	1 Year	3 Years	5 Years	10 Years
Class N	$135	$421	$729	$1,601
Institutional Class	$110	$343	$595	$1,317

Portfolio Turnover.  The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.09% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Growth Fund invests primarily in common stocks of domestic companies with large market capitalizations (a “large-cap company”).  Chase Investment Counsel Corporation (the “Adviser”) generally considers a large-cap company to be one that has a market capitalization of $5 billion and above.  Large-cap company stocks the Adviser purchases for the Fund typically have earnings growth in excess of 10% per year on a historical basis, and have demonstrated consistency of earnings growth over time.  In addition, the Fund may invest a portion of its assets in non-U.S. issuers through the use of depositary receipts, such as American Depositary Receipts (“ADRs”).

In buying and selling portfolio securities, the Adviser first screens companies for 10% or greater earnings growth over the last 5 years, consistency of earnings, and liquidity. The Adviser then applies a proprietary filter to find stocks with certain fundamental and technical characteristics such as earnings/revenue momentum, return on equity, reinvestment rate, debt level, preliminary valuation analysis, relative strength, relative price performance, price volatility, unusual volume patterns, and insider transactions.  The Adviser then conducts traditional fundamental security analysis to identify the key drivers of growth for each candidate and the most attractive buys for the Fund.  The Adviser continuously reviews prices and adjusts its targets in response to changes in stock characteristics, setting buy/sell target prices for each stock. The existence of alternative securities that the Adviser considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

Table of Contents - Prospectus
2

The Adviser expects that the Fund’s investment strategy may often result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing a portion or all of your investment is a risk of investing in the Growth Fund.  The following additional risks could affect the value of your investment:

•
Management Risk – The Growth Fund’s ability to achieve its investment objective depends on the Adviser’s ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

•	Market Risk – The value of stocks and other securities the Growth Fund holds or the overall stock market may decline over short or extended periods.
•
Non-U.S. Security Risk – The Growth Fund may invest in non-U.S. issuers through depositary receipts such as ADRs. Non-U.S. investments may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Defensive Position Risk– If the Growth Fund takes a temporary defensive position in response to adverse conditions, the Fund may not achieve its investment objective.  For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

The Growth Fund is intended for investors who:

•	Have a long-term investment horizon;
•	Want to diversify their investment portfolio by investing in a mutual fund that invests in large-cap companies; and/or
•	Are willing to accept higher short-term risk in exchange for a higher potential for long-term total return.

Performance
The following performance information provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and an index that reflects the Lipper category applicable to the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.chasegrowthfunds.com or by calling the Fund toll-free at 1-888-861-7556.

Table of Contents - Prospectus
3

Class N – Calendar Year Total Returns as of December 31
During the period of time shown in the bar chart, the highest return for a calendar quarter was 14.34% (quarter ended 3/31/2012) and the lowest return for a calendar quarter was -19.68% (quarter ended 12/31/2008).

Average Annual Total Returns
(for the periods ended December 31, 2012)
	1 Year	5 Years	10 Years	Since Inception (12/2/97)
Growth Fund, Class N (1)
Return Before Taxes	13.42%	-0.99%	5.92%	5.63%
Return After Taxes on Distributions	8.17%	-1.97%	5.19%	5.12%
Return After Taxes on Distributions and Sale of Fund Shares	15.68%	-0.85%	5.18%	4.99%
Growth Fund, Institutional Class (1)
Return Before Taxes	13.68%	-0.74%	6.07%	5.73%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%	3.55%
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)	15.92%	1.01%	6.39%	2.71%

(1)
Class N incepted on December 2, 1997, and the Institutional Class incepted on January 29, 2007.  Performance shown prior to the inception of the Institutional Class reflects the performance of Class N and includes expenses that are not applicable to and are higher than those of the Institutional Class.  After-tax returns are shown only for Class N; after-tax returns for the Institutional Class will vary.

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Table of Contents - Prospectus
4

Management
Investment Adviser.  Chase Investment Counsel Corporation is the Growth Fund’s investment adviser.

Portfolio Managers.  The Growth Fund is managed by the following investment professionals at Chase Investment Counsel Corporation: Edward S. Painvin, CFA, CMT, Brian J. Lazorishak, CFA, CIC, CIPM, CMT, Peter W. Tuz, CFA, and Robert C. Klintworth, CMT.  Mr. Lazorishak and Mr. Tuz have worked on the Fund since its inception in 1997.  Mr. Klintworth has worked on the Fund since 2004.  Mr. Painvin has worked on the Fund since April 2012.  Mr. Painvin serves as the primary portfolio manager with sector/stock specific inputs from Mr. Tuz and technical inputs from Mr. Lazorishak and Mr. Klintworth.  Derwood S. Chase, Jr., supports the team as mentor and strategist.

Portfolio Manager	Years of Service with the Fund	Title
Edward S. Painvin, CFA, CMT	1	Senior Vice President and Director, Chief Investment Officer
Robert C. Klintworth, CMT	8	Vice President, Portfolio Manager
Brian J. Lazorishak, CFA, CIC, CIPM, CMT	15	Senior Vice President, Senior Portfolio Manager
Peter W. Tuz, CFA	15	President and Director, Senior Security Analyst

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Chase Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-888-861-7556, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class N	$2,000	$250
Institutional Class	$1,000,000	$1,000

Tax Information
The Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Growth Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus
5

Chase Mid-Cap Growth Fund (the “Mid-Cap Fund” or “Fund”)

Investment Objective
The Mid-Cap Fund’s investment objective is to achieve capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.

	Class N	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Other Expenses (includes Shareholder Servicing Plan Fees)	1.02%	0.77%
Shareholder Servicing Plan Fees0.25%	0.25%	0.00%
Total Annual Fund Operating Expenses	1.77%	1.52%
Less: Fee Waiver and/or Expense Reimbursement(1)	-0.29%	-0.29%
Net Annual Fund Operating Expenses	1.48%	1.23%
(1)
The Adviser has contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding acquired fund fees and expenses (“AFFE”), leverage interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses for the Mid-Cap Fund Class N and Institutional Class to 1.48% and 1.23% of the Fund’s average daily net assets, respectively (the “Expense Caps”). The Expense Caps will remain in effect through at least January 27, 2014, and may be terminated only by the Board of Trustees (the “Board”) of Advisors Series Trust (the “Trust”).  The Adviser may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
The Example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Mid-Cap Fund
	1 Year	3 Years	5 Years	10 Years
Class N	$151	$529	$932	$2,060
Institutional Class	$125	$452	$802	$1,788

Portfolio Turnover.  The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 115.01% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Mid-Cap Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies with medium market capitalizations (a “mid-cap company”). This policy may only be changed upon sixty (60) days’ prior notice to shareholders.  The Adviser generally considers a mid-cap company to be one that has a market capitalization of between $1 billion and $15 billion.  Mid-cap company stocks the Adviser purchases for the Fund typically have earnings growth in excess of 10% per year on a historical basis, and have demonstrated consistency of earnings growth over time.  In addition, the Fund may invest a portion of its assets in non-U.S. issuers through the use of depositary receipts, such as ADRs.

Table of Contents - Prospectus
6

In buying and selling portfolio securities, the Adviser first screens companies for 10% or greater earnings growth over the last five years, consistency of earnings, and liquidity. The Adviser then applies a proprietary filter to find stocks with certain fundamental and technical characteristics, such as  earnings/revenue momentum, return on equity, reinvestment rate, debt level, preliminary valuation analysis, relative strength, relative price performance, price volatility, unusual volume patterns, and insider transactions.  The Adviser then conducts traditional fundamental security analysis to identify the key drivers of growth for each candidate and the most attractive buys for the Fund.  The Adviser continuously reviews prices and adjusts its targets in response to changes in stock characteristics, setting buy/sell target prices for each stock.  The existence of alternative securities that the Adviser considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

The Adviser expects that the Fund’s investment strategy may often result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing a portion or all of your investment is a risk of investing in the Mid-Cap Fund.  The following additional risks could affect the value of your investment:
•
Management Risk – The Mid-Cap Fund’s ability to achieve its investment objective depends on the Adviser’s ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

•	Market Risk – The value of stocks and other securities the Mid-Cap Fund holds or the overall stock market may decline over short or extended periods.
•
Medium-Sized Company Risk – A mid-cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

•
Non-U.S. Security Risk – The Mid-Cap Fund may invest in non-U.S. issuers through depositary receipts such as ADRs. Non-U.S. investments may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Defensive Position Risk – If the Mid-Cap Fund takes a temporary defensive position in response to adverse conditions, the Fund may not achieve its investment objective.  For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

The Mid-Cap Fund may be appropriate for investors who:

•	Have a long-term investment horizon;
•	Want to diversify their investment portfolio by investing in a mutual fund that invests in securities of mid-cap companies; and/or
•	Are willing to accept the greater risks of investing in a portfolio with significant common stock holdings.

Performance
The following performance information provides some indication of the risks of investing in the Mid-Cap Fund and reflects the period for which the Adviser was retained as the Fund’s investment adviser (including a period during which the Fund was organized as a different mutual fund) by showing changes in the Fund’s performance from year to year since retention of the Adviser and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since retention of the Adviser compare with those of a broad measure of market performance and an index that reflects the Lipper category applicable to the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.chasegrowthfunds.com or by calling the Fund toll-free at 1-888-861-7556.

Table of Contents - Prospectus
7

Class N – Calendar Year Total Returns as of December 31
During the period of time shown in the bar chart, the highest return for a calendar quarter was 14.26% (quarter ended 12/31/2010) and the lowest return for a calendar quarter was -25.32% (quarter ended 12/31/2008).

Average Annual Total Returns
(for the periods ended December 31, 2012)
				Since
Mid-Cap Fund, Class N (1)	1 Year	5 Years	10 Years	9/1/02(2)
Return Before Taxes	11.40%	3.07%	8.87%	8.00%
Return After Taxes on Distributions	11.04%	3.00%	8.61%	7.75%
Return After Taxes on Distributions and Sale of Fund Shares	7.89%	2.63%	7.85%	7.06%
Mid-Cap Fund, Institutional Class (1)
Return Before Taxes	11.61%	3.11%	8.90%	8.02%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	15.81%	3.23%	10.32%	10.02%
Lipper Mid-Cap Growth Funds Index (reflects no deduction for taxes)	13.36%	1.49%	9.40%	8.89%
________________________
(1)
Class N incepted on September 1, 2002, and the Institutional Class incepted on February 2, 2012.  Performance shown prior to the inception of the Institutional Class reflects the performance of Class N and includes expenses that are not applicable to and are higher than those of the Institutional Class.  After-tax returns are shown only for Class N; after-tax returns for the Institutional Class will vary.

(2)
Prior to September 1, 2002, the Predecessor Mid-Cap Fund was advised by a different investment adviser.  Performance from January 1, 2001, the inception date of the Predecessor Mid-Cap Fund, to August 31, 2002, is not shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Table of Contents - Prospectus
8

Management
Investment Adviser.  Chase Investment Counsel Corporation is the Mid-Cap Fund’s investment adviser.

Portfolio Managers.  The Mid-Cap Fund is managed by the following investment professionals at Chase Investment Counsel Corporation: Brian J. Lazorishak, CFA, CIC, CIPM, CMT, Peter W. Tuz, CFA, Robert C. Klintworth, CMT, and Edward S. Painvin, CFA, CMT.  Mr. Lazorishak and Mr. Tuz have worked on the Fund since 2002.  Mr. Klintworth has worked on the Fund since 2004.  Mr. Painvin has worked on the Fund since April 2012.  Mr. Lazorishak and Mr. Klintworth serve as co-portfolio managers with sector/stock specific inputs from Mr. Tuz and Mr. Painvin.  Derwood S. Chase, Jr., supports the team as mentor and strategist.

Portfolio Manager	Years of Service with the Fund	Title
Brian J. Lazorishak, CFA, CIC, CIPM, CMT	10	Senior Vice President, Senior Portfolio Manager
Robert C. Klintworth, CMT	8	Vice President, Portfolio Manager
Edward S. Painvin, CFA, CMT	1	Senior Vice President and Director, Chief Investment Officer
Peter W. Tuz, CFA	10	President and Director, Senior Security Analyst

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Chase Mid-Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-888-861-7556, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class N	$2,000	$250
Institutional Class	$1,000,000	$1,000

Tax Information
The Mid-Cap Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Mid-Cap Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus
9

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO
HOLDINGS

Chase Growth Fund

Under normal market conditions, the Growth Fund invests primarily in common stocks of domestic companies with large market capitalizations (a “large-cap company”).  The Adviser generally considers a large-cap company to be one that has a market capitalization of $5 billion and above. In addition, the Fund may invest a portion of its assets in non-U.S. issuers through the use of depositary receipts, such as ADRs.

There is no guarantee that the Growth Fund will achieve its investment objective.  In addition, at the Adviser’s discretion, the Growth Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result.  To the extent that the Fund uses a money market fund or exchange-traded funds (“ETF”) for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s or ETF’s management fees and operational expenses.

The Adviser expects that the Growth Fund’s investment strategy may often result in a portfolio turnover rate in excess of 100% on an annual basis.

Chase Mid-Cap Growth Fund

Under normal market conditions, the Mid-Cap Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies with medium market capitalizations (a “mid-cap company”). This policy may only be changed upon sixty (60) days’ prior notice to shareholders.  The Adviser generally considers a mid-cap company to be one that has a market capitalization of between $1 billion and $15 billion. In addition, the Fund may invest a portion of its assets in non-U.S. issuers through the use of depositary receipts, such as ADRs.

There is no guarantee that the Mid-Cap Fund will achieve its investment objective.  In addition, at the Adviser’s discretion, the Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result.  To the extent that the Fund uses a money market fund or ETFs for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s or ETF’s management fees and operational expenses.

The Adviser expects that the Mid-Cap Fund’s investment strategy may often result in a portfolio turnover rate in excess of 100% on an annual basis.

Selection of Equity Securities for the Funds:
The Adviser screens a universe of approximately 6,000 companies and selects securities it believes present the potential for growth using fundamental and technical analysis. The fundamental factors considered include a security’s growth of earnings per share and return on equity, earnings/revenue momentum, the debt to equity ratio, reinvestment rate and price/earnings ratio. Technical factors considered include relative strength, relative price performance, unusual volume, price momentum and volatility, and insider transactions. Analysts employed by the Adviser rely on both internal and external research sources and on information provided by management of companies being considered.  The Adviser’s emphasis on reasonably priced, high quality stocks with strong balance sheets may result in lagging performance during those periods when these stocks are not in favor, such as during sharp market rallies, led by lower quality stocks, that may follow a prolonged market decline.  Conversely, the Funds may outperform their benchmarks during market downturns, where more defensive, high quality positions are favored.

Table of Contents - Prospectus
10

In buying and selling portfolio securities, the Adviser sets its initial price targets. The Adviser continuously reviews prices and adjusts its targets in response to changes in fundamental and technical factors. The existence of alternative securities that the Adviser considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

Types of Securities:
The Funds invest primarily in the following types of securities:

•	Common Stocks;
•	Convertible Securities; and
•	ADRs.

Please review the Statement of Additional Information (“SAI”) for further descriptions of these securities. The SAI also provides information on other investment strategies the Funds may pursue from time to time.

Related Risks:
Your investment in the Funds is subject to certain risks. Therefore, you may lose money by investing in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Other principal risks you should consider include:

Management Risk (Both Funds) – The Funds’ ability to achieve their investment objectives depends on the Adviser’s ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

Market Risk (Both Funds) – The value of a share of a Fund - its “net asset value (“NAV”) per share” - depends upon the market value of all of the Fund’s investments.  The principal risk of investing in a Fund is that the market value of securities held by the Fund will move up and down.  These up and down fluctuations, which can occur rapidly and unpredictably, may cause a Fund’s investments to be worth less than the price originally paid, or less than they were worth at an earlier time; this in turn will affect the Fund’s NAV per share.  Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Medium-Sized Company Risk (Mid-Cap Fund only) – Investing in securities of medium-sized companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes.  Smaller companies may have limited product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals.  Securities of these companies may have limited market liquidity and their prices may be more volatile.  These stocks present greater risks than securities of larger, more diversified companies.

Non-U.S. Security Risk (Both Funds) – The Funds may invest in non-U.S. issuers through depositary receipts such as ADRs. Non-U.S. investments may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers. Non-U.S. companies may not be subject to the same accounting and financial reporting standards as are domestic companies. Certain countries do not honor legal rights available in the U.S. In addition, there is the possibility of excessive taxation, government seizure of company assets and other political developments that could affect U.S. investments in foreign countries.

Portfolio Turnover Risk (Both Funds) – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Funds’ performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

Defensive Position Risk (Both Funds) – If a Fund takes a temporary defensive position in response to adverse conditions, the Fund may not achieve its investment objective.  For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

Table of Contents - Prospectus
11

Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the SAI. Currently, disclosure of a Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q. A complete listing of each Fund’s securities and top ten holdings is available on the Funds’ website within five to ten days after the end of each calendar quarter at www.chasegrowthfunds.com.  The annual and semi-annual reports are available by contacting Chase Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-888-861-7556.

MANAGEMENT

Investment Adviser

The Funds’ investment adviser is Chase Investment Counsel Corporation, 300 Preston Avenue, Suite 500, Charlottesville, Virginia 22902-5096. The Adviser and a predecessor proprietorship have provided asset management services to individuals and institutional investors since 1957. As of December 31, 2012, the Adviser managed approximately $541 million in assets.

The Adviser manages the Funds in accordance with their investment objectives and policies. The Adviser makes decisions with respect to, and places orders for all purchases and sales of portfolio securities. For its advisory services to the Growth Fund and Mid-Cap Fund, the Adviser is entitled to receive a management fee payable monthly and calculated at the annual rate of 0.75% of each Fund’s average daily net assets.  For the fiscal year ended September 30, 2012, the Adviser received management fees of 0.75% and 0.46% of the Growth Fund’s and Mid-Cap Fund’s average daily net assets, after any waivers, respectively.

A discussion regarding the basis of the Board’s approval of the Adviser’s Investment Advisory Agreement is available in the Funds’ semi-annual report to shareholders for the fiscal period ended March 31, 2012.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Portfolio Managers

The Funds are managed by the following investment professionals at Chase Investment Counsel Corporation:  Edward S. Painvin, CFA, CMT, Brian J. Lazorishak, CFA, CIC, CIPM, CMT, Peter W. Tuz, CFA, and Robert C. Klintworth, CMT.  Mr. Lazorishak and Mr. Tuz have been with the Adviser since 1997.  Mr. Klintworth has been with the Adviser since 2004.  Mr. Painvin has been with the Adviser since April 2012.  Prior to joining the Adviser, Mr. Painvin spent twelve years at Allianz Global Investors – RCM where he was a Director and Senior Portfolio Manager.  Mr. Painvin, Mr. Lazorishak and Mr. Klintworth concentrate on technical analysis.  Mr. Painvin makes the final decision on the purchase and sale of securities for the Growth Fund and Mr. Lazorishak and Mr. Klintworth make the final decisions for the Mid-Cap Fund.  Mr. Tuz concentrates on fundamental analysis of securities for both Funds.  Derwood S. Chase, Jr., Chairman Emeritus, founded the Adviser in 1957 and has been an active investment professional for over 50 years.  Mr. Chase currently supports the team as mentor and strategist.

Since the Growth Fund’s inception on December 2, 1997, the Adviser has served as the investment adviser to the Growth Fund.  The Adviser has served as the investment adviser to the Mid-Cap Fund since the Fund’s reorganization on October 25, 2004.  The Adviser performed the same role for the Predecessor Mid-Cap Fund from September 1, 2002 to October 25, 2004.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by them and their ownership of securities in the Funds.

Table of Contents - Prospectus
12

Fund Expenses

Each Fund is responsible for its own operating expenses.  The Adviser has contractually agreed, however, to waive a portion of its management fees and pay expenses of the Mid-Cap Fund to ensure that the net annual fund operating expenses (excluding AFFE, leverage interest, taxes and extraordinary expenses) do not exceed 1.48% and 1.23% of the Fund’s average daily net assets for Class N and Institutional Class, respectively, through at least January 27, 2014.  The term of the Fund’s operating expenses limitation agreement is indefinite and it can only be terminated by the Board.  Any waiver of management fees or payment of expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Caps on the Fund’s expenses.  The Adviser is permitted to recoup management fee waivers and expense payments made in the prior three fiscal years from the date the management fees were waived and Fund expenses were paid.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board’s independent trustees who oversee the Fund.  The Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of management fees and Fund expenses.

Description of Classes

The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares of the Funds.  The Growth Fund may offer two classes of shares – Class N and Institutional Class.  The Mid-Cap Fund may offer four classes of shares – Class A, Class C, Class N and Institutional Class.  Effective January 28, 2009, the then existing Class A of the Mid-Cap Fund was redesignated as Class N.  Class A Shares and Class C Shares are not currently offered for sale to the public.  This Prospectus offers Class N and Institutional Class shares of each of the Growth Fund and the Mid-Cap Fund.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•	The Funds’ Class N shares are charged a 0.25% shareholder servicing plan fee and have no sales load; and

•	The Funds’ Institutional Class shares do not charge a shareholder servicing plan fee and are typically limited to shareholders whose cumulative investment in a Fund is $1,000,000 or more.

SHAREHOLDER INFORMATION

Pricing of Fund Shares
Fund shares are priced at NAV.  NAV is calculated by adding the value of all securities and other assets attributable to a Fund, then subtracting liabilities attributable to the Fund. The net asset amount attributable to each class of shares is divided by the number of shares held by investors of the class.

In calculating the NAV per share, each Fund’s securities are valued using current market prices, if available. Securities for which current market values are not readily available are valued at fair value, as determined in good faith by the Trust’s Valuation Committee under procedures set by the Board.

The NAV per share is calculated after the close of trading on the New York Stock Exchange (“NYSE”) every day that the NYSE is open. The NAV is not calculated on days that the NYSE is closed for trading. The NYSE usually closes at 4:00 p.m., Eastern Time, on weekdays, except for holidays. The NYSE is typically closed for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  If your order and payment are received after the NYSE has closed, your shares will be priced at the next NAV per share calculated after receipt of your order in good form.

Table of Contents - Prospectus
13

HOW TO INVEST

Opening a New Account
You may purchase shares of the Funds by check or by wire transfer through a bank or through one or more brokers authorized by the Funds to receive purchase orders.  Please use the appropriate new account application when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares of the Funds, you may call a customer service representative of the Funds toll-free at 1-888-861-7556.  The Funds reserve the right to reject any purchase order.  For example, a purchase order may be refused if, in the Adviser’s opinion, it is so large that it would disrupt the management of the Funds.  Orders may also be rejected from persons believed by the Funds to be “market timers.”

All checks must be in U.S. dollars drawn on a domestic U.S. bank.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

To buy shares of the Funds, complete a new account application and send it together with your check for the amount you wish to invest in a Fund to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchasing Shares by Mail
Please complete the new account application and mail it with your check, payable to Chase Growth Fund or Chase Mid-Cap Growth Fund, to the Transfer Agent at the following address:

Chase Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may not send a purchase order or redemption request via overnight delivery to a United States Postal Service post office box. If you wish to use an overnight delivery service, send your purchase order and check or redemption request to the Transfer Agent at the following address:

Chase Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Table of Contents - Prospectus
14

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your new account application as part of the Trust’s Anti-Money Laundering Program. As requested on the new account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Transfer Agent at 1-888-861-7556 if you need additional assistance when completing your new account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the new account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  Each Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Purchasing Shares by Wire
If you are making your first investment in the Funds, before wiring funds, the Transfer Agent must have a completed new account application.  You can mail or overnight deliver your new account application to the Transfer Agent at the above address.  Upon receipt of your completed new account application, the Transfer Agent will establish an account on your behalf.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No.:  075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C No.: 112-952-137
FFC: [Name of Fund]
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-888-861-7556.  Your bank may charge you a fee for sending a wire payment to the Funds.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Purchasing Shares by Telephone
If your signed new account application has been received by the Funds and unless you declined telephone purchase privileges in your new account application, you may purchase additional shares by calling the Funds toll-free at 1-888-861-7556.  You may not make your initial purchase of the Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the NAV per share next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Table of Contents - Prospectus
15

Purchasing through an Investment Broker
The Funds’ Class N is offered through approved financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals and their agents (together, “Brokers”).  These Fund shares are also offered directly through the Funds’ distributor.  An order placed with a Broker is treated as if it was placed directly with the Funds, and will be executed at the next NAV per share calculated by the Funds.  Your Broker will hold your shares in a pooled account in the Broker’s name.  The Fund may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services.  A Broker who offers shares may require payment of fees from its individual clients. If you invest through a Broker, the policies and fees may be different than those described in this Prospectus. For example, the Broker may charge transaction fees or set different minimum investments.  The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

Please contact your Broker to see if they are an approved Broker of the Funds and for additional information.

In-Kind Purchases and Redemptions
The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.  The Funds also reserve the right to pay redemptions by a distribution “in-kind” of securities (instead of cash) from the Funds.  See the SAI for further information about the terms of these purchases and redemptions.

The Funds’ Institutional Class is being offered to a limited category of investors, most notably those individuals whose cumulative investment in the Growth Fund exceeds $1 million.  The minimum initial investment in the Funds’ Institutional Class is $1 million.  This minimum may be waived at the Adviser’s discretion.  Employees of the Adviser, the Funds and their agents as well as clients of the Adviser may be able to, at the Adviser’s discretion, purchase shares of the Funds’ Institutional Class below the stated minimum investment amount.

Minimum Investment Amounts

	Initial	Additional
Class N	$2,000	$250
Institutional Class	$1,000,000	$1,000

Waiving Your Initial Minimum Investment
The Adviser may waive the initial minimum in certain circumstances, including but not limited to the following:

•	Transfers of shares from existing accounts if the registration or beneficial owner remains the same.
•	Employees of the Adviser and its affiliates and their families.
•	Employees benefit plans sponsored by the Adviser.
•	Certain wrap programs offered by financial intermediaries.
•	Trustees of the Funds and their families.
•	Institutional clients of the Adviser.
•	Defined contribution plans or defined contribution plans that the Adviser believes will reach the $1 million minimum within the first year.

The initial minimum investment for Institutional Class shares may also be waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Institutional Class shares through a no-load network or platform, provided the aggregate value of such accounts invested in Institutional Class shares is at least $1,000,000 or is anticipated by the Adviser to reach $1,000,000.

Automatic Investment Plan
Once you open your account, you may purchase shares of the Funds through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a bi-weekly, monthly, bi-monthly or quarterly basis.  To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  The Funds may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 business days after the Transfer Agent has received your request to add this option.

Table of Contents - Prospectus
16

If you hold Class N shares of the Funds, you may make regular investments in amounts of $250 or more using the AIP. If you hold Institutional Class shares of the Funds, you may make regular investments in amounts of $1,000 or more using the AIP.  You may arrange for your bank or financial institution to transfer a pre-authorized amount. You may select this option by completing the “Automatic Investment Plan” section of the new account application and sending a voided check.

The Transfer Agent will charge a $25 fee for any ACH payment that is rejected by your bank.  You may terminate your participation in the AIP by notifying the Transfer Agent at 1-888-861-7556, at least five business days prior to the date of the next scheduled AIP purchase.

Minimum Account Balance
If your total account balance for a Fund falls below $500 due to redemptions, the Fund may sell your shares of the Fund and send you the proceeds.  The Fund will inform you in writing 30 days prior to selling your shares.  If you do not bring your total account balance up to $500 within 30 days, the Fund may sell your shares and send you the proceeds.  A redemption fee will not be charged in this situation.  The Fund will not sell your shares if your account value declines as a result of market fluctuations.

Selling Your Shares
You may sell (redeem) some or all of your Fund shares on days that the NYSE is open for trading. Your redemption may result in a realized gain or loss for tax purposes. Your shares will be sold at the next NAV per share calculated for the Funds after receiving your order in proper form, less any applicable redemption fee. You may sell your shares by mail, telephone or through a Broker.

The Funds charge a 2.00% redemption fee on the redemption of Fund shares held for 60 days or less.  The redemption fee is more fully described below under “Tools to Combat Frequent Transactions.”

Although the Funds have the goal of applying this redemption fee to all redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Redemption proceeds are normally mailed to you on the next business day, but the Funds reserve the right to delay mailing proceeds until the seventh day if sending proceeds earlier could adversely affect the Funds. If any shares being sold are part of an investment that has been paid for by check, the Funds may delay sending your redemption proceeds until your check clears, which can take up to 15 calendar days.

IRA Redemptions
Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Selling Your Shares by Mail
You may sell (redeem) your shares by sending a signed written request to the Funds. You must give your account number and state the number of shares (or amount) you wish to sell. If the account is in the name of more than one person, each shareholder must sign the written request. Certain requests to redeem shares may require signature guarantees. Send your written request to the Funds at:

Table of Contents - Prospectus
17

Chase Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Selling Your Shares by Telephone
You may redeem Fund shares by telephone unless you declined telephone redemption privileges on your new account application.  If you have a retirement account, you may not redeem shares by telephone.  You may sell your shares by calling the Transfer Agent toll free at 1-888-861-7556. Your redemption will be mailed to your address of record, wired to your bank of record or sent via electronic funds transfer through the ACH network to your pre-determined bank account.  A $15 charge will be applied to each wire redemption. Although there is no charge for an ACH payment, you may not receive credit to your bank account for two to three business days.  The minimum wire amount is $1,000. Your bank or financial institution may charge a fee for receiving the wire from the Funds. The Funds will take steps to confirm that a telephone redemption is authentic. This may include tape recording the telephone instructions or requiring a form of personal identification before acting on those instructions. The Funds reserve the right to refuse telephone instructions if they cannot reasonably confirm the telephone instructions. The Funds may be liable for losses from unauthorized or fraudulent telephone transactions only if these reasonable procedures are not followed. You may request telephone redemption privileges after your account is opened.  The maximum redemption amount allowed by telephone is $50,000.  Amounts in excess of $50,000 must be in writing and must include a signature guarantee as described below.  The Adviser reserves the right to waive the maximum telephone redemption amount for certain accounts, such as omnibus or certain retirement plan accounts.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your redemption request in writing to the address noted above.

Signature Guarantee

A signature guarantee must be included if any of the following situations apply:

•	You wish to redeem more than $50,000 worth of shares;

•	When redemption proceeds are sent or payable to any person, address or bank account not on record;

•	If a change of address request has been received by the Transfer Agent within the last 15 calendar days; or

•	When ownership is being changed on your account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or signature validation program stamp in other instances based on the circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

Table of Contents - Prospectus
18

Systematic Withdrawal Plan
You may request that a predetermined dollar amount be sent to you monthly, quarterly or annually.  Your account must have a value of at least $10,000 for you to be eligible to participate in the Systematic Withdrawal Plan (“SWP”).  The minimum withdrawal amount is $50.  If you elect this method of redemption, the Fund will send a check to your address of record or send the payment via electronic funds transfer through the ACH network directly to your bank account.  You may request an application for the SWP by calling the Transfer Agent toll-free at 1-888-861-7556.  The Funds may modify or terminate the SWP at any time.  You may terminate your participation in the SWP by calling the Transfer Agent at least five business days prior to the next withdrawal.

Redemption In-Kind
The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Funds would do so except during unusual market conditions.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is a taxable event to you.

Exchange Privilege
You may exchange Class N shares of one Chase Fund for Class N shares of the other Chase Fund and Institutional Class shares of one Chase Fund for Institutional Class shares of the other Chase Fund.  You may exchange your shares by telephone (unless you declined telephone exchange privileges on your new account application) or in writing.  Note that exchanges are treated as a sale of shares for tax purposes.  You will not be charged a redemption fee on the exchange.

Tools to Combat Frequent Transactions
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performances. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include imposing a redemption fee, monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.

Redemption Fees
The Funds charge a 2.00% redemption fee on the redemption of Fund shares held for 60 days or less.  This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (“FIFO”) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by each Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends.  Exchange transactions between the Funds are exempt from redemption fees.  Although the Funds have the goal of applying the redemption fee to most redemptions, the redemption fee may not be assessed in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

Table of Contents - Prospectus
19

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, Quasar Distributors, LLC, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their market timing policies.

Fair Value Pricing
The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV per share and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures that utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the Adviser’s judgment does not represent the security’s fair value), or when, in the Adviser’s judgment, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on business judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, each Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV per share.  Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is no current market value quotation.

Shareholder Servicing Plan and Other Third-Party Payments
Each Fund has a shareholder servicing plan for its Class N. Each Fund may pay authorized agents up to 0.25% of the average daily net assets of the Fund’s Class N attributable to its shareholders. The authorized agents may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the Transfer Agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

The Funds do not monitor the actual services being performed by authorized agents under each plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that authorized agents may receive, including any shareholder servicing plan fees that authorized agents may receive from the Funds and any compensation the authorized agents may receive directly from their clients.

Table of Contents - Prospectus
20

In addition to payments made by each Fund for shareholder servicing, the Adviser makes additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Funds, which include broker-dealers.  These Additional Payments are made in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.  These Additional Payments, which may be significant, are paid by the Adviser out of its revenues, which generally come directly or indirectly from fees paid by both Funds.

In return for these Additional Payments, the Adviser may receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments.  Such advantages may include, without limitation, placement of the Funds on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or the ability to assist in training and educating the selling agent’s registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Funds under the shareholder servicing plans.  In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds.  Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisors and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically based on a percentage of assets under management and are ongoing.  The Additional Payments differ among selling and shareholder servicing agents.  Additional payments to a selling agent that is compensated based on its customers’ assets typically range between 0.01% and 0.25% in a given year of assets invested in the Funds by the selling agent’s customers.

More information on the Financial Industry Regulatory Authority member firms that have received the Additional Payments described in this section is available in the SAI, which is on file with the SEC and is also available on the Adviser’s website at www.chasegrowthfunds.com.

SHAREHOLDER COMMUNICATIONS

Fund Mailings
Statements and reports that the Funds send to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and Semi-Annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-861-7556 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Table of Contents - Prospectus
21

General
The Funds reserve the right in their sole discretion to withdraw all or any part of the offering of shares when, in the judgment of management, such withdrawal is in the Funds’ best interest. An order to purchase shares is not binding on, and may be rejected by, the Funds until it has been confirmed in writing by the Funds and payment has been received.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

For further information, please review the SAI or call the Funds at 1-888-861-7556.

DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions
Dividends from net investment income, if any, are normally declared and paid by the Funds in December.  Capital gain distributions, if any, are also normally made in December, but the Funds may make an additional payment of dividends or distributions if they deem it desirable at any other time during the year.  Distributions will automatically be reinvested in additional shares unless you elect to have the distributions paid to you in cash.  Distributions are generally taxable to you whether reinvested or paid in cash.  If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the applicable Fund’s then current NAV per share and to reinvest all subsequent distributions.  Reinvested distributions will be purchased at NAV per share. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested. Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Funds shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” To avoid buying a dividend, check the Funds’ distribution schedules before you invest.

Taxes
Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, a Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Funds or receive them in cash. Any capital gains dividends the Funds distribute are taxable to you as long-term capital gains no matter how long you have owned your shares. Other distributions (including distributions attributable to short-term capital gains of the Funds) will generally be taxable to you as ordinary income or, as qualified dividend income, depending on the source of such income to the Funds and provided that certain holding period requirements are met.  Qualified dividend income, the amount of which will be reported to you by the Funds, is currently taxed at a maximum rate of 20%.  An additional federal Medicare contribution tax at the rate of 3.8% may apply to shareholders with adjusted gross incomes over $200,000 for a single filer and $250,000 for married joint filers.  Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Although distributions are generally taxable when received, distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in the following January are taxable as if they were paid in December. There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy.  Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined. When you sell shares of the Funds, you may have a capital gain or loss. The Code limits the deductibility of capital losses in certain circumstances.  For tax purposes, an exchange of your shares of one Fund for shares of the other Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Table of Contents - Prospectus
22

If you redeem your Fund shares, part of your redemption proceeds may represent your allocable share of the distributions made by a Fund relating to that tax year.  You will be informed annually of the amount and nature of a Fund’s distributions.  Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. An exception applies for distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) which will not be currently taxable if the assets in the tax-deferred account were not acquired with borrowed funds. Non-U.S. investors may be subject to U.S. withholding and estate tax. By law, the Funds must withhold as backup withholding a portion of your taxable distribution and proceeds, currently at a rate of 28%, if you do not provide your correct taxpayer identification number (“TIN”) or certify that your TIN is correct, or if the Internal Revenue Service has notified you that you are subject to backup withholding and instructs the Funds to do so.

You should consult with your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Funds.  Additional information concerning the taxation of each Fund and its shareholders is contained in the SAI.

INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.

The Russell 1000® Growth Index contains those securities in the Russell 1000® Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

The Lipper Large-Cap Growth Funds Index measures the performance of 30 of the largest funds in the large cap growth category as tracked by Lipper, Inc. The index is comprised of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Composite 1500® Index.  Large cap growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index.  These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per share growth value compared to the S&P 500® Index.

The Russell Midcap® Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

The Lipper Mid-Cap Growth Funds Index measures the performance of funds in the midcap growth category as tracked by Lipper, Inc.

Table of Contents - Prospectus
23

FINANCIAL HIGHLIGHTS

Growth Fund

The financial highlights table is intended to help you understand the Growth Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Growth Fund’s financial statements, are included in the Growth Fund’s annual report dated September 30, 2012, which is available upon request.

For a share outstanding throughout each year – Class N
	Year Ended September 30,
Growth Fund	2012	2011	2010	2009		2008

Net asset value, beginning of year	$16.10	$15.99	$14.71	$17.24		$22.20

Income from investment operations:
Net investment income/(loss)(1)	(0.05)	(0.03)	(0.04)	0.02		0.04
Net realized and unrealized
gain/(loss) on investments	4.15	0.14	1.32	(2.51)		(3.04)
Total from investment operations	4.10	0.11	1.28	(2.49)		(3.00)

Less distributions:
From net investment income	---	---	---	(0.04)		(0.04)
From net realized gain on investments	(0.26)	---	---	---		(1.92)
Distributions in excess	---	---	---	(0.00	)(2)	---
Total distributions	(0.26)	---	---	(0.04)		(1.96)
Paid-in capital from redemption fees(1)(2)	0.00	0.00	0.00	0.00		0.00

Net asset value, end of year	$19.94	$16.10	$15.99	$14.71		$17.24

Total return	25.74%	0.69%	8.70%	-14.45%		-14.93%

Ratios/supplemental data:
Net assets, end of year (thousands)	$91,843	$122,603	$207,817	$409,698		$426,473
Ratio of expenses to average net assets	1.33%	1.24%	1.17%	1.19%		1.17%
Ratio of interest expense to average net assets	0.00%	0.00%	0.00%	---		---
Ratio of net investment
income/(loss) to average net assets	(0.27%)	(0.18%)	(0.25%)	0.17%		0.20%
Portfolio turnover rate	47.09%	82.40%	153.49%	181.38%		181.43%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01.

Table of Contents - Prospectus
24

For a share outstanding throughout each year  – Institutional Class

	Year Ended September 30,
Growth Fund	2012	2011	2010		2009		2008

Net asset value, beginning of year	$16.19	$16.04	$14.72		$17.27		$22.23

Income from investment operations:
Net investment income(1)	0.00 (2)	0.01	0.00	(2)	0.03		0.08
Net realized and unrealized gain/(loss) on investments	4.17	0.14	1.32		(2.50)		(3.03)
Total from investment operations	4.17	0.15	1.32		(2.47)		(2.95)

Less distributions:
From net investment income	---	---	---		(0.08)		(0.09)
From net realized gain on investments	(0.26)	---	---		---		(1.92)
Distributions in excess	---	---	---		(0.00	)(2)	---
Total distributions	(0.26)	---	---		(0.08)		(2.01)
Paid-in capital from redemption fees	---	---	0.00	(1)(2)	---		---

Net asset value, end of year	$20.10	$16.19	$16.04		$14.72		$17.27

Total return	26.04%	0.94%	8.97%		-14.26%		-14.69%

Ratios/supplemental data:
Net assets, end of year (thousands)	$59,160	$77,777	$152,175		$394,483		$120,965
Ratio of expenses to average net assets	1.08%	0.99%	0.92%		0.94%		0.92%
Ratio of interest expense to average net assets	0.00%	0.00%	0.00%		---		---
Ratio of net investment income/(loss) to average net assets	(0.01%)	0.07%	0.00%		0.22%		0.39%
Portfolio turnover rate	47.09%	82.40%	153.49%		181.38%		181.43%

(1)      Based on average shares outstanding.
(2)      Amount is less than $0.01.

Table of Contents - Prospectus
25

Mid-Cap Fund
The financial highlights table is intended to help you understand the Mid-Cap Fund’s financial performance for the past five years (or the period of the share class’ operations).  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Mid-Cap Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Mid-Cap Fund’s financial statements, are included in the Mid-Cap Fund’s annual report dated September 30, 2012, which is available upon request.

For a share outstanding throughout each year – Class N

	Year Ended September 30,
Mid-Cap Fund	2012	2011		2010		2009		2008

Net asset value, beginning of year	$31.46	$27.49		$23.40		$26.50		$33.57
Income from investment operations:
Net investment loss(1)	(0.38)	(0.34)		(0.19)		(0.18)		(0.25)
Net realized and unrealized gain/(loss) on investments	6.61	4.31		4.28		(2.92)		(5.79)

Total from investment operations	6.23	3.97		4.09		(3.10)		(6.04)

Less distributions:
From net realized gain on investments	---	---		---		---		(1.01)
Distributions in excess	---	---		---		---		(0.02)
Total distributions	---	---		---		---		(1.03)
Paid-in capital from redemption fees	0.01 (1)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	---

Net asset value, end of year	$37.70	$31.46		$27.49		$23.40		$26.50

Total return	19.83%	14.44%		17.48%		-11.70%		-18.56%

Ratios/supplemental data:
Net assets, end of year (thousands)	$28,252	$13,340		$13,149		$25,798		$28,904

Ratio of expenses including interest expense to average net assets:
Before fee waiver	1.77%	1.96%		1.88%		1.61%		1.52%
After fee waiver	1.48%	1.48%		1.48%		1.48%		1.48%
Ratio of interest expense to average net assets	0.00%	0.00%		0.03%		---		---
Ratio of net investment loss including interest expense to average net assets:
Before fee waiver	(1.31%)	(1.52%)		(1.14%)		(1.02%)		(0.95%)
After fee waiver	(1.02%)	(1.04%)		(0.74%)		(0.89%)		(0.91%)
Portfolio turnover rate	115.01%	158.88%		140.28%		89.11%		112.40%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01.

Table of Contents - Prospectus
26

For a share outstanding throughout each period – Institutional Class

Mid-Cap Fund	February 2, 2012(1) through September 30, 2012

Net asset value, beginning of period	$36.15

Income from investment operations:
Net investment loss(2)	(0.18)
Net realized and unrealized gain on investments	1.78
Total from investment operations	1.60
Net asset value, end of period	$37.75

Total return	4.43	%(3)

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,255
Ratio of expenses including interest expense to average net assets:
Before fee waiver	1.52	%(4)
After fee waiver	1.23	%(4)
Ratio of interest expense to average net assets	0.00	%(4)
Ratio of net investment loss including interest expense to average net assets:
Before fee waiver	(1.03	%)(4)
After fee waiver	(0.74	%)(4)
Portfolio turnover rate	115.01	%(5)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate calculated for the year ended September 30, 2012.

Table of Contents - Prospectus
27

Adviser
Chase Investment Counsel Corporation
300 Preston Avenue, Suite 500
Charlottesville, Virginia 22902

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

Table of Contents - Prospectus
28

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Table of Contents - Prospectus
PN-1

Chase Growth Fund

~

Chase Mid-Cap Growth Fund

Each a Series of Advisors Series Trust

FOR MORE INFORMATION

For more information please log on to the Funds’ website at http://www.chasegrowthfunds.com.

The Statement of Additional Information (SAI), incorporated by reference in this Prospectus, includes additional information about the Funds.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders (“Shareholder Reports”). In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To request your free copy of the SAI or Shareholder Reports, or to request other information, please call toll-free at 1-888-861-7556 or write to the Funds:

Chase Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Copies of the SAI and Shareholder Reports can be obtained on the Funds’ website at www.chasegrowthfunds.com.

You can review and copy information including the Funds’ SAI and Shareholder Reports at the Public Reference Room of the U.S. Securities and Exchange Commission (“SEC”) in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov, or
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520, or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC File Number is 811-07959.)

Table of Contents - Prospectus

CHASE GROWTH FUND
~
CHASE MID-CAP GROWTH FUND

Prospectus
January 28, 2013

Table of Contents - Prospectus

STATEMENT OF ADDITIONAL INFORMATION
January 28, 2013

CHASE GROWTH FUND
Ticker Symbol
Class N	CHASX
Institutional Class	CHAIX

CHASE MID-CAP GROWTH FUND
Ticker Symbol
Class N	CHAMX
Institutional Class	CHIMX

Each a Series of

ADVISORS SERIES TRUST
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-861-7556

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current combined Prospectus dated January 28, 2013 , as may be revised, of the Chase Growth Fund (the “Growth Fund”) and the Chase Mid-Cap Growth Fund (the “Mid-Cap Fund”) (each a “Fund” and collectively, the “Funds”), each a series of Advisors Series Trust (the “Trust”). A copy of the Prospectus may be obtained on the Funds’ website at www.chasegrowthfunds.com, or by contacting the Funds at the above address or telephone number.

The Funds’ audited financial statements and notes thereto for the fiscal year ended September 30,  2012 , are contained in the Funds’ Annual Report and are incorporated by reference into this SAI.  A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown above or by visiting the Funds’ website at www.chasegrowthfunds.com.

Table of Contents - SAI

Table of Contents - SAI

THE TRUST

The Trust was organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Chase Growth Fund commenced operations on December 2, 1997.  The Newby Fund, a series of World Funds, Inc., commenced operations on January 1, 2001.  Chase Investment Counsel Corporation (the “Adviser”) became the investment adviser to the Newby Fund on September 1, 2002.  On September 5, 2002, the Newby Fund changed its name to the Chase Mid-Cap Growth Fund (the “Predecessor Fund”). On October 22, 2004, the Predecessor Fund reorganized into the Mid-Cap Fund, a series of the Trust. Before the reorganization the Mid-Cap Fund had no assets or liabilities.

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), which details the attributes of each class of the Funds.  Currently, the Growth Fund is authorized to issue two classes of shares:  Class N and Institutional Class and the Mid-Cap Fund is authorized to issue four classes of shares: Class A, sold with a maximum front-end sales charge of 5.75%, Class C, sold with a contingent deferred sales charge of 2.00% if shares are redeemed within two years of purchase and a Rule 12b-1 fee of 0.75%, Class N, which, along with Class A and Class C, are subject to a 0.25% shareholder servicing plan fee, and Institutional Class. Class A and Class C are not currently offered for sale.

On January 28, 2012, the Growth Fund re-designated its Substantial Investor Class shares as Institutional Class shares.

INVESTMENT POLICIES

The discussion below supplements information contained in the Prospectus relating to investment policies of the Funds.

Diversification

The Funds are “diversified” funds under applicable federal securities laws.  This means that, as to 75% of each Fund’s total assets, (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  However, diversification of a mutual fund’s holdings is measured at the time a Fund purchases a security and if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as “diversified” funds.

Table of Contents - SAI

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, a Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Recent Regulatory Events
Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Recent Economic Events
Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Funds.  In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist, including, without limitation, a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair the Funds’ ability to execute their investment strategies.

Table of Contents - SAI

The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Equity Securities.  Common stocks, preferred stocks, convertible securities, warrants and Depositary Receipts (“DRs”) are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

Common Stock – A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Preferred Stock – Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, it is subject to the risk that the dividend can be changed or omitted by the issuer.

Convertible Securities and Warrants – Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend.  In addition to the general risks associated with equity securities discussed above, investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching  a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Table of Contents - SAI

Foreign Securities. The Funds may invest in securities of non-U.S. issuers (“foreign securities”), provided that they are publicly traded in the United States.  The Funds’ investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Non-U.S. companies are not generally subject to the same accounting, auditing and financial reporting standards as domestic companies.  Therefore, there may be less information available about a foreign company than there is about a domestic company.  Certain countries do not honor legal rights enjoyed in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries.

Investments in foreign securities often are made in the foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk.  In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers.  These factors make foreign investment more expensive for U.S. investors.  Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Depositary Receipts – DRs include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs.  DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  In addition to the risk of foreign investments applicable to the underlying securities, unsponsored DRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Investment Companies. The Funds may invest in shares of other registered investment companies including exchange-traded funds (“ETFs”), money market funds and other mutual funds, in pursuit of their investment objectives, subject to the limitations set forth in the 1940 Act.  This may include investment in money market mutual funds in connection with the Funds’ management of daily cash positions.  Investments in the securities of other registered investment companies may involve duplication of management fees and certain other expenses.  By investing in another investment company, a Fund will become a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

In accordance with Section 12(d)(1)(F) and 12d1-3, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by a Fund and all affiliated persons of the Fund: and (ii) a Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund (i.e., 8.5%).

Table of Contents - SAI

Exchange-Traded Funds – ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a securities exchange like a stock.  Similar to investments in other investment companies discussed above, the Funds’ investments in ETFs will involve duplication of management fees and other expenses since the Funds will be investing in another investment company.  In addition, each Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which a Fund invests will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, each Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may also be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Illiquid Securities. Each Fund may hold up to 15% of its net assets in illiquid securities.  For this purpose, the term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities.  Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.  If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

Debt Securities. Each Fund may invest in investment grade debt securities, which are securities rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by Standard & Poor’s Ratings Group (“S&P”) at the time of purchase or, unrated securities which the Adviser believes to be of comparable quality.  The Funds do not currently intend to invest more than 5% of their total assets in securities that are below investment grade or that are unrated. Securities rated as Baa or BBB are generally regarded as having adequate capacity to pay interest and repay principal.

Debt securities consist of bonds, notes, U.S. government and U.S. government agency securities, zero coupon securities, convertible bonds, asset-backed and mortgage-backed securities, and other debt securities whose purchase is consistent with the Funds’ investment objectives.

The market values of debt securities are influenced primarily by credit risk and interest rate risk.  Credit risk is the risk that the issuer of the security will not maintain the financial strength needed to pay principal and interest on its debt securities.  Generally, the market values of fixed-rate debt securities vary inversely with the changes in prevailing interest rates.  When interest rates rise, the market values of such securities tend to decline and vice versa.  Although under normal market conditions longer term securities yield more than short-term securities of similar quality, longer term securities are subject to greater price fluctuations.

Table of Contents - SAI

U.S. Government Securities. Each Fund may invest in U.S. Government Securities.  The term “U.S. Government Securities” refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, and by various instrumentalities (a government agency organized under federal charter with government supervision) which have been established or sponsored by the U.S. Government.  U.S. Treasury securities are backed by the full faith and credit of the United States.  Securities issued or guaranteed by U.S. Government agencies or U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States.  If the securities are not backed by the full faith and credit of the United States, the investor must look principally to the government agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the government agency or instrumentality does not meet its commitment.

Small Companies. The Funds may invest in companies with market capitalizations of less than $1 billion (a “small-cap company”).  Historically, stocks of small-cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies.  Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of small-cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small-cap companies to changing economic conditions.  Besides exhibiting greater volatility, small-cap company stocks may, to a degree, fluctuate independently of larger company stocks.  Small-cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline.  Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth.  Thus, securities of small companies present greater risks than securities of larger, more established companies.  You should therefore expect the value of Fund shares to be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Investments in smaller or unseasoned companies or companies with special circumstances often involve much greater risk than are inherent in other types of investments, because securities of such companies may be more likely to experience unexpected fluctuations in prices.

Medium-Sized Companies. Medium-sized companies ($1 billion - $15 billion) may be more vulnerable to adverse business or economic events than larger companies.  Historically, stocks of medium-sized companies have been more volatile than stocks of larger companies and may be considered more speculative than investments in larger companies.  Thus, securities of medium-sized companies present greater risks than securities of larger, more established companies.  You should consider that the value of Mid-Cap Fund shares may be more volatile than the shares of a mutual fund investing primarily in larger company stocks.

Repurchase Agreements. As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements that are collateralized by U.S. Government securities.  The Funds may enter into repurchase commitments for investment purposes for periods of 30 days or more.  Such commitments involve investment risks similar to those of the debt securities in which a Fund invests. Under a repurchase agreement, a Fund acquires a security, subject to the seller’s agreement to repurchase that security at a specified time and price.  A purchase of securities under a repurchase agreement is considered to be a loan by the Funds.

The Adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement.  If the seller becomes insolvent, the Funds’ right to dispose of the securities held as collateral may be impaired and the Funds may incur extra costs.  Repurchase agreements for periods in excess of seven days may be deemed illiquid.

Table of Contents - SAI

Restricted Securities. The Funds may invest in “restricted securities.”  Generally, “restricted securities” are securities which have legal or contractual restrictions on their resale.  In some cases, these legal or contractual restrictions may impair the liquidity of a restricted security; in others, the legal or contractual restrictions may not have a negative effect on the liquidity of the security.  Restricted securities which are deemed by the Adviser to be illiquid will be included in the Funds’ policy which limits investments in illiquid securities.

Borrowing. The Funds are authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed at any time 33-1/3% of the value of their total assets at the time of such borrowings.  The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Leveraging. Each Fund may borrow money to increase its holdings of portfolio securities.  This is known as “leveraging.”  Since a Fund must maintain asset coverage of 300% on borrowed monies, the Fund could be required to sell investments at an inopportune time to satisfy this requirement.  Leveraging also can exaggerate the effect of any increase or decrease in the value of portfolio securities held by a Fund.  The amounts borrowed are subject to interest costs and fees that may affect the gains achieved on the investment of such borrowed monies.

Leveraging may result from ordinary borrowings, or may be inherent in the structure of certain Fund investments.  If the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the NAV of a Fund will decrease faster than if the Fund had not used leverage.  To repay borrowing, a Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.

Interest on borrowings is an expense the Funds would not otherwise incur.  The Adviser does not currently intend to engage in leveraging and will not engage in leveraging until proper notification is presented in the Prospectus.

Options on Securities. There are risks involved with selling securities short.  A Fund may not always be able to borrow the security or close out a short position at an acceptable price, and may have to sell long positions.  Covered call options written by a Fund gives the holder the right to buy the underlying securities from the Fund at a stated exercise price.  A call option written by a Fund is “covered” if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.  A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank.  A Fund may purchase securities that may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund.  A Fund’s turnover may increase through the exercise of a call option; this will generally occur if the market value of a “covered” security increases and the Fund has not entered into a closing purchase transaction.

Table of Contents - SAI

As a writer of an option, a Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price.  The premium serves to mitigate the effect of any depreciation in the market value of the security.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the option.  Exercise of a call option by the purchaser will cause a Fund to forego future appreciation of the securities covered by the option.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.  If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.  Thus, during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price.  It retains the risk of loss should the price of the underlying security or foreign currency decline.  Writing call options also involves risks relating to a Fund’s ability to close out options it has written.

Each Fund may write exchange-traded call options on its securities. Call options may be written on portfolio securities, securities indices, or foreign currencies.  With respect to securities and foreign currencies, a Fund may write call and put options on an exchange or over-the-counter.  Call options on portfolio securities will be covered since a Fund will own the underlying securities.  Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be covered by identifying the specific portfolio securities being hedged.  Options on foreign currencies will be covered by securities denominated in that currency.  Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period.  When a Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, a Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period.

If the price of the underlying security falls below the exercise price, a Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.  Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price.  A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

Table of Contents - SAI

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price.  However, the writer of the put option has retained the opportunity for an appreciation above the exercise price should the market price of the underlying security or foreign currency increase.  Writing put options also involves risks relating to a Fund’s ability to close out options it has written.

The writer of an option who wishes to terminate his or her obligation may effect a “closing purchase transaction” by buying an option of the same series as the option previously written.  The effect of the purchase is that the writer’s position will be cancelled by the clearing corporation.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  There is also no guarantee that a Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date, or both.  Effecting a closing purchase transaction will also permit a Fund to use cash or proceeds from the concurrent sale of any securities subject to the option to make other investments.  If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

A Fund will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option.  A Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Over-the-Counter (“OTC”) Options. A Fund may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange-traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.

However, OTC options differ from exchange-traded options in certain material respects.  OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done by reference to information from market makers.  Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time.  Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised.  Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.

Table of Contents - SAI

Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The SEC staff has generally taken the position that purchased OTC options and the assets used to “cover” written OTC options are illiquid securities.  Each Fund will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Funds.

Futures Contracts. Even though the Funds have no current intention to invest in futures contracts, the Funds may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of their portfolios against changes in market conditions.  The Funds will amend their Prospectus before engaging in such transactions.

A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Each Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.”

Thereafter, a Fund may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index.  Each Fund may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts do not exceed 5% of a Fund’s net assets.

To the extent a Fund enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations.  Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures. Although a Fund may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of its portfolio securities, the use of these instruments involves certain risks.  As the writer of covered call options, a Fund receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities above the exercise price during the option period.  Each Fund also retains the risk of loss if the price of the security declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a Fund’s portfolio securities, they are derivative instruments that are subject to a number of risks.  During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund’s portfolio.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of a Fund’s portfolio may differ substantially from the changes anticipated by the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than a Fund’s initial investment in such a contract.

Table of Contents - SAI

Successful use of futures contracts depends upon the Adviser’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Adviser’s judgment in this respect will be correct.

The Commodities Futures Trading Commission and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on a Fund’s strategies for hedging its securities.

When-Issued Securities, Forward Commitments and Delayed Settlements. Each Fund may purchase securities on a “when-issued,” forward commitment or delayed settlement basis.  In this event, the Funds’ custodian will segregate liquid assets equal to the amount of the commitment.  In such a case, a Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of a Fund’s commitment.  It may be expected that each Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives.  Because each Fund will segregate assets to satisfy its purchase commitments in the manner described, a Fund’s liquidity and the ability of the Adviser to manage it may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

Each Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction.  If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases a Fund may realize a taxable capital gain or loss.  When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain an advantageous price.

The market value of the securities underlying a when-issued purchase, a forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities.  A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Short-Term Investments.  The Funds may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits – The Funds may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Table of Contents - SAI

In addition to buying certificates of deposit and bankers’ acceptances, the Funds also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations – The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper and Short-Term Notes and Other Corporate Obligations – A Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Government Obligations – The Funds may make short-term investments in U.S. Government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

In September 2008, the Federal Housing Finance Agency (“FHFA”) was appointed by the Conservator of the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

Table of Contents - SAI

Other Investments.

The Trustees may, in the future, authorize the Funds to invest in securities other than those listed in this SAI and in the Prospectus, provided such investments would be consistent with the Funds’ investment objectives and that such investments would not violate the Funds’ fundamental investment policies or restrictions.

INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions. The Funds have adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the respective Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

Growth Fund
As a matter of fundamental policy, the Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales.

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities.

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities).

5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate).

6.	Purchase or sell commodities or commodity futures contracts.

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).

Table of Contents - SAI

8.	Make investments for the purpose of exercising control or management.

Mid-Cap Fund
As a matter of fundamental policy, the Mid-Cap Fund may not:

1.	Invest in companies for the purpose of exercising management or control;

2.	Invest in securities of other investment companies except by purchase in the open market involving only customary broker’s commissions, or as part of a merger, consolidation, or acquisition of assets;

3.	Purchase or sell commodities or commodity contracts;

4.	Invest in interests in oil, gas, or other mineral exploration or development programs;

5.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

6.
Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at the time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the “1933 Act”), or any foreign law restricting distribution of securities in a country of a foreign issuer subject to illiquid securities policies;

7.	Participate on a joint or a joint and several basis in any securities trading account;

8.	Purchase or sell real estate, provided that liquid securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

9.
Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund; and

10.	Make loans, except that the Fund may lend securities, and enter into repurchase agreements secured by U.S. Government Securities.

As to both Funds, investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

(i)
Financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

(ii)
Technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and

(iii)	Utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Non-Fundamental Policies and Restrictions. In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus and elsewhere in the SAI (which are considered non-fundamental and may be changed by the Trustees without shareholder approval), the Funds will also be subject to the following non-fundamental investment restrictions.

Table of Contents - SAI

Growth Fund
As a matter of non-fundamental policy, the Growth Fund may not:

1.
Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal securities law.

2.
Hold more than 15% of its net assets in securities that are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid).

3.	Make loans of securities.

Mid-Cap Fund
As a matter of non-fundamental policy, the Mid-Cap Fund may not:

1.	Hold more than 15% of its net assets in illiquid securities;

2.	Engage in arbitrage transactions;

3.
Invest less than 80% of its net assets in the equity securities of companies that have a mid-size capitalization. This policy of investing in mid-cap securities may only be changed upon 60 days’ prior notice to shareholders; or

4.
Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry.  (Does not apply to investment in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent (each as defined herein).  The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

Table of Contents - SAI

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Donald E. O’Connor (age 76) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Trustee, The Forward Funds (35 portfolios).
George J. Rebhan (age 78) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.
George T. Wofford (age 73) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Joe D. Redwine(3) (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Table of Contents - SAI

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).
Douglas G. Hess (age 45) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).
Cheryl L. King (age 51) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).
Michael L. Ceccato (age 55) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present); General Counsel/Controller, Steinhafels, Inc. (September 1995 to February 2008).
Jeanine M. Bajczyk, Esq. (age 47) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC
(May 2006 to present); Senior Counsel, Wells Fargo Funds Management, LLC (May 2005 to May 2006); Senior Counsel, Strong Financial Corporation  (January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of December 31, 2012, the Trust is comprised of 41 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Compensation. Effective January 1, 2013, the Independent Trustees each receive an annual trustee fee of $62,500 allocated among each of the various portfolios comprising the Trust, and an additional $500 per telephonic board meeting, paid by the Trust or applicable portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

	Aggregate Compensation from the Growth Fund(1)	Aggregate Compensation from the Mid- Cap Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Name of Independent Trustee
Sallie P. Diederich(3)	$1,780	$1,286	None	None	$3,066
Donald E. O’Connor	$1,781	$1,285	None	None	$3,066
George J. Rebhan	$1,781	$1,285	None	None	$3,066

Table of Contents - SAI

Aggregate Compensation from the Growth Fund(1)	Aggregate Compensation from the Mid- Cap Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
George T. Wofford	$1,780	$1,285	None	None	$3,065
Name of Interested Trustee
Joe D. Redwine	None	None	None	None	None
(1)	For the fiscal year ended September 30, 2012.
(2)
There are currently numerous series comprising the Trust.  The term “Fund Complex” refers only to the Funds and not to any other series of the Trust.  For the Funds’ fiscal year ended September 30, 2012, Independent Trustees’ fees for the Trust were $217,000.

(3)	Ms. Diederich resigned from the Trust effective November 27, 2012.

Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s advisors, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisors, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established four standing committees, an Audit Committee, a Nominating Committee, a Qualified Legal Compliance Committee (the “QLCC”) and a Valuation Committee, which are discussed in greater detail under “Board Committees,” below.  Currently, 75% of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust .

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s “Distributor” and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

Table of Contents - SAI

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that appointment of a lead Independent Trustee, the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Donald E. O’Connor.  Mr. O’Connor has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of The Forward Funds, Inc. and his prior position as Chief of the Branch of Market Surveillance at the SEC.  Mr. O’Connor also has substantial experience in mutual fund operations through senior positions at industry trade associations, including Vice President of Operations for the Investment Company Institute covering accounting, transfer agent and custodian industry functions and Chief Operating Officer of ICI Mutual, a captive insurance company focused exclusively on the insurance needs of mutual funds, their directors, officers, and advisors.

Table of Contents - SAI

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment advisor.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Board Committees

The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee and the Valuation Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.  The Board has determined that it does not have and “audit committee financial expert” serving on its Audit Committee.  At this time, the Trust believes that the business experience and financial literacy provided by each member of the Audit Committee collectively offers the Trust adequate oversight given its level of financial complexity.  During the fiscal year ended September 30, 2012, the Audit Committee met once with respect to the Funds.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as necessary.  During the fiscal year ended September 30, 2012, the QLCC did not meet with respect to the Funds.

Table of Contents - SAI

The Nominating Committee is responsible for seeking and evaluating candidates for consideration as nominees for Independent Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is currently comprised of the following members: Messrs. O’Connor, Rebhan and Wofford.  The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.  During the fiscal year ended September 30, 2012, the Nominating Committee did not meet with respect to the Funds.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Trustees and representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  During the fiscal year ended September 30, 2012, the Valuation Committee did not meet with respect to the Funds.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in each Fund and the amount of shares in the aggregate owned by the Trustees as of the calendar year ended December 31, 2012.

Name of Trustee	Dollar Range of Equity Securities in the Funds (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies

	Growth Fund	Mid-Cap Fund
Donald E. O’Connor, Independent Trustee	None	None	None
George J. Rebhan, Independent Trustee	None	None	None
Joe D. Redwine, Interested Trustee	None	None	None
George T. Wofford, Independent Trustee	$1 - $10,000	None	$1 - $10,000

As of December 31, 2012, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Table of Contents - SAI

Control Persons, Principal Shareholders and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a class of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds. As of December 31, 2012, the following shareholders were considered to be either a control person or principal shareholder of the following Funds:

Growth Fund, Class N
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4151	The Charles Schwab Corporation	DE	28.25%	Record
National Financial Services, LLC Exclusive FBO Its Customers Attn: Mutual Funds Department 200 Liberty Street, 5th Floor New York, NY 10281-5503	N/A	N/A	23.91%	Record
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	N/A	N/A	7.04%	Record

Growth Fund, Institutional Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Draper & Co. 801 W. Lancaster Avenue Bryn Mawr, PA 19010-3305	N/A	PA	43.88%	Record
Derwood Chase 300 Preston Avenue, Suite 500 Charlottesville, VA 22902-5044	N/A	N/A	11.46%	Beneficial
National Financial Services, LLC Exclusive FBO Its Customers Attn: Mutual Funds Department 200 Liberty Street One World Financial Center, 5th Floor New York, NY 10281-5503	N/A	N/A	7.10%	Record
RBC Capital Markets, LLC Mutual Fund Omnibus Processing Attn: Mutual Funds Ops Manager 510 Marquette Avenue S Minneapolis, MN 55402-1110	N/A	N/A	6.77%	Record

Table of Contents - SAI

Mid-Cap Fund, Class N
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281-5503	Fidelity Management & Research Co.	DE	35.37%	Record
Charles Schwab & Co., Inc. Special Custody Acct. FBO its Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	29.30%	Record

Mid-Cap Fund, Institutional Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Derwood S Chase Jr. Grand Trust Derwood S Chase Jr. Tr. 300 Preston Avenue, Suite 500 Charlottesville, VA 22902-5044	N/A	N/A	28.26%	Beneficial
Chase Foundation of Virginia UTA Derwood S Chase Jr. Stuart Chase Johanna B. Chase Ttees 300 Preston Avenue, Suite 500 Charlottesville, VA 22902-5044	N/A	N/A	26.43%	Beneficial
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	N/A	N/A	19.95%	Record
Frank Quayle David Callaghan Tr. Roy Wheeler Realty Co. PSP 1100 Dryden Lane Charlottesville, VA 22903-4665	N/A	N/A	17.58%	Beneficial
VNB Trust NA 310 4th Street NE, Suite 102 Charlottesville, VA 22902-5299	N/A	N/A	7.77%	Record

Management Ownership Information. As of December 31, 2012, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of any class of either Fund.

THE FUNDS’ INVESTMENT ADVISER

Chase Investment Counsel Corporation, 300 Preston Avenue, Suite 500, Charlottesville, Virginia 22902, acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Mr. Derwood S. Chase, Jr. owns 14.03% of the total shares and 84.06% of the voting shares of the Adviser and is therefore a control person of the Adviser.  Subject to such policies as the Board may determine, the Adviser is responsible for investment decisions for the Funds.  Pursuant to the terms of the Advisory Agreement, the Adviser provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds’ investments.  The Adviser continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds’ assets shall be held uninvested.  The Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds.  The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

Table of Contents - SAI

Pursuant to the terms of the Advisory Agreement, the Adviser is permitted to render services to others.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Board of the Trust, or by the Adviser on not more than 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Funds an investment management fee of 0.75% of each Fund’s average daily net assets computed daily and paid monthly.  However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

In addition to the fees payable to the Adviser, the Funds are responsible for their own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian and accounting services agent; fund administration fees and related expenses; chief compliance officer fees; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV and of maintaining its books of account required under the 1940 Act, including pricing services; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Board that are properly payable by the Funds; compensation and fees and expenses of members of the Board who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of their operation plus any extraordinary and non-recurring expenses.  General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.

Though each Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion of its management fees and pay Mid-Cap Fund expenses (excluding acquired fund fees and expenses, leverage interest, taxes and extraordinary expenses) in order to limit the Mid-Cap Fund’s net annual fund operating expenses to the limits set forth in the Prospectus’ Expense Table (the “Expense Caps”).  The term of the Mid-Cap Fund’s operating expense limitation agreement is at least through January 27, 2014, and it can only be terminated by the Board.  Any waiver in management fees or payment of expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  The Adviser is permitted to recoup fee waivers and expense payments made in the prior three fiscal years from the date the fees were waived and Fund expenses were paid.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board.  The Mid-Cap Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of fees and expenses.  This recoupment may be requested by the Adviser if the aggregate amount actually paid by the Mid-Cap Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Caps.  The amount of any such waiver to be borne by the Adviser shall be deducted from the monthly management fee otherwise payable with respect to the Mid-Cap Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Adviser shall pay to the Mid-Cap Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

Table of Contents - SAI

For the periods indicated, the Growth Fund paid the following management fees to the Adviser:

Growth Fund
September 30,	Management Fees Accrued by Adviser	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Adviser
2012	$ 1,299,770	$ 0	$ 0	$ 1,299,770
2011	2,349,437	0	0	2,349,437
2010	4,706,118	0	0	4,706,118

The Adviser has agreed to limit the aggregate expenses of the Mid-Cap Fund to 1.48% and 1.23% of the average daily net assets of Class N and Institutional Class, respectively.  As a result, for the periods indicated, the Mid-Cap Fund paid the following management fees to the Adviser:

Mid-Cap Fund
September 30,	Management Fees Accrued by Adviser	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Adviser
2012	$ 203,197	$ 78,124	$ 0	$ 125,073
2011	94,672	60,778	0	33,894
2010	109,593	58,361	0	51,232

Portfolio Managers

The Funds are managed by the following investment professionals at Chase Investment Counsel Corporation: Edward S. Painvin, CFA, CMT, Brian J. Lazorishak, CFA, CIC, CIPM, CMT, Peter W. Tuz, CFA, and Robert C. Klintworth, CMT.  Mr. Lazorishak and Mr. Tuz have been with the Adviser since 1997.  Mr. Klintworth has been with the Adviser since 2004.  Mr. Painvin has been with the Adviser since April 2012.  Mr. Painvin, Mr. Lazorishak and Mr. Klintworth concentrate on technical analysis.  Mr. Painvin makes the final decisions on the purchase and sale of securities for the Growth Fund and Mr. Lazorishak and Mr. Klintworth make the final decisions for the Mid-Cap Fund.  Mr. Tuz concentrates on fundamental analysis of securities for both Funds.  Derwood S. Chase, Jr., Chairman Emeritus, founded the Adviser in 1957 and has been an active investment professional for over 50 years.  Mr. Chase currently supports the team as mentor and strategist.  The following table shows the number of other accounts managed by Mr. Painvin, Mr. Lazorishak, Mr. Klintworth and Mr. Tuz and the total assets in the accounts managed within various categories as of September 30, 2012.

Table of Contents - SAI

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts

Edward S. Painvin	0	$0	0	$0	33	$418 million
Brian J. Lazorishak	0	$0	0	$0	33	$418 million
Robert C. Klintworth	0	$0	0	$0	33	$418 million
Peter W. Tuz	0	$0	0	$0	33	$418 million

The portfolio managers do not manage any accounts that pay performance-based management fees.

Material Conflict of Interest.  The portfolio managers who have day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest.

The management of other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Funds and/or other accounts.  In approving the Advisory Agreement, the Board of Trustees was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Funds, and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for the Funds, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction.  Whenever possible, the Adviser will combine orders for the purchase and sale of securities on behalf of the Funds and other accounts for which it has full trading discretion.  The Adviser can generally improve the price, transaction costs, and other aspects of trade execution when orders in the same security are aggregated for multiple clients.  The Adviser will ensure fair and equitable treatment of each of its clients when aggregating and allocating client trades.

The Adviser has offered separately managed large and mid-cap growth accounts for institutions such as pension funds, foundations, Taft-Hartley organizations, endowments and individuals for more than ten years.  Because the Funds are managed using the same strategy and philosophy as the separately managed accounts with similar objectives, there are no conflicts between the management of the Funds and the separate accounts.  In addition, Chase’s brokerage and trading policies ensure that no material conflicts arise between transactions involving the Funds and those involving separately managed accounts.

Compensation.  The portfolio managers receive a fixed base salary and are entitled to participate in company-sponsored pension and 401(k) plans commensurate with the other employees of the firm.  The firm matches a portion of the employees’ contributions to the 401(k) plan.  No portion of the fixed base salary of the portfolio managers is tied to the management or the performance of the Funds or to the performance of the Adviser’s separately managed accounts.  Messrs. Klintworth, Lazorishak, Painvin, and Tuz are equity owners of the Adviser and as such do not receive a salary bonus.  As the firm is a subchapter S corporation, all net earnings are distributed to the portfolio managers and the firm’s other equity owners.

Securities Owned in the Funds by Portfolio Managers.  As of September 30, 2012, the portfolio managers owned the following securities in the Funds:

Table of Contents - SAI

Name of Portfolio Manager	Dollar Range of Equity Securities in the Growth Fund (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)	Dollar Range of Equity Securities in the Mid-Cap Fund (None, $1-$10,000, $10,001- $50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Edward S. Painvin	$10,001 - $ 50,000	$10,001 - $50,000
Robert C. Klintworth	NONE	$1-10,000
Brian J. Lazorishak	$50,001-$100,000	$100,001-$500,000
Peter W. Tuz	$100,001-$500,000	$100,001-$500,000

The Distributor

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor in a continuous public offering of the Funds’ shares, provides certain administration services and arranges for the sale of the Funds’ shares through third parties.  The Distributor, Administrator, Transfer Agent and Custodian are affiliated entities under the common control of U.S. Bancorp.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

In connection with promotion of the sales of the Funds, the Distributor may, from time to time, offer (to all broker-dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions).  The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Shareholder Servicing Plan – Each Fund has adopted a shareholder servicing plan on behalf of its Class N shares.  Under a shareholder servicing plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders.  For this fee, the authorized firms may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

Table of Contents - SAI

The Growth Fund paid shareholder servicing plan fees of $261,931 and the Mid-Cap Fund paid shareholder servicing plan fees of $61,746 for the fiscal year ended September 30, 2012.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of a Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds’ shares.

Compensation to Dealers and Shareholder Servicing Agents – Set forth below is a list of the member firms of FINRA to which the Adviser, the Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the fiscal year ended September 30, 2012 (“Additional Payments”).  (Such payments are in addition to any amounts paid to such FINRA firms in the form of fees for shareholder servicing or distribution.  The payments are discussed in further detail in the Prospectus under the title, “Shareholder Servicing Plan and Other Third-Party Payments”).  Any additions, modification, or deletions to the member firms identified in this list that have occurred since September 30, 2012, are not reflected:

FINRA MEMBER FIRMS

•	Charles Schwab & Co., Inc.
•	Condera Securities, LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	First Clearing (Wells Fargo)
•	Pershing LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	MidAtlantic Capital Corporation
•	MSCS Financial Services LLC
•	Prudential Investment Management Services, Inc.

Table of Contents - SAI

•	Raymond James & Associates, Inc.
•	RBC
•	TD Ameritrade
•	Vanguard Brokerage Services

THE FUNDS’ SERVICE PROVIDERS

Fund Administrator

The Trust has entered into an Administration Agreement (the “Administration Agreement”), with U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”).  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost for the CCO services is allocated to the Funds by the Board.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Funds or by the Administrator on 60 days’ written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misconduct, bad faith or negligence in the performance of its or their duties under the Administration Agreement.

For the periods indicated, the Funds paid to USBFS the following administration fees:

Administration Fees Paid to USBFS

	September 30,
	2012	2011	2010
Growth Fund	$275,711	$347,444	$473,742
Mid-Cap Fund	$51,892	$20,059	$21,919

Custodian and Transfer Agent

U.S. Bank National Association, located at Custody Operations, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as Custodian of the securities and other assets of the Funds.  Under the Custody Agreement, the Custodian holds the Funds’ portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.  The Custodian, Distributor, Transfer Agent, and Administrator are affiliated entities under the common control of U.S. Bancorp.  USBFS acts as the Funds’ accountant and transfer and dividend disbursing agent.  The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Funds. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Table of Contents - SAI

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds, whose services include auditing the Funds’ financial statements and the performance of related tax services.

Paul Hastings LLP (“Paul Hastings”), 75 East 55th Street, New York, New York 10022 is counsel to the Funds and provides counsel on legal matters relating to the Funds.  Paul Hastings also serves as independent legal counsel to the Board of Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Investment Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers will be used to execute the Funds’ portfolio transactions.  Purchases and sales of securities in the over-the-counter market will be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own account.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA.

While it is the Adviser’s general policy to seek best execution to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Funds, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  Brokerage and research services include, but are not limited to, publications, analysis, and reports concerning issuers, industries, securities, economic factors and trends.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.  The Board will review quarterly the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.  Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Funds are reasonable in relation to the benefits received by the Funds taking into account the competitive practices of the industry.

Table of Contents - SAI

Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts.  In such event, the position of the Funds and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

The Funds do not place securities transactions through brokers for selling shares of the Funds.  However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Funds for their customers.

Brokerage Commissions for Growth Fund

	Fiscal Year Ended September 30,
	2012	2011	2010
Brokerage commissions*	$142,306	$375,374	$1,272,606
*
Growth Fund brokerage commissions for fiscal years 2012 and 2011 decreased from fiscal year 2010 due to (1) a decrease in Fund assets as well as (2) market conditions resulting in reduced trading for the Fund.

The table below indicates the portion of the Growth Fund’s aggregate brokerage for the fiscal year ended September 30, 2012 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research, statistical and other services.

Fiscal Year Ended September 30, 2012
Dollar Value of Securities Traded	Related “Soft Dollar” Brokerage Commissions
$228,184,975	$135,058

Brokerage Commissions for Mid-Cap Fund

	Fiscal Year Ended September 30,
	2012	2011	2010
Brokerage commissions*	$61,481	$26,553	$30,868
*	Mid-Cap Fund brokerage commissions for fiscal year 2012 increased from fiscal year 2011 due to an increase in Fund assets.

Table of Contents - SAI

The table below indicates the portion of the Mid-Cap Fund’s aggregate brokerage for the fiscal year ended September 30, 2012 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research, statistical and other services.

Fiscal Year Ended September 30, 2012
Dollar Value of Securities Traded	Related “Soft Dollar” Brokerage Commissions
$67,946,014	$58,537

PORTFOLIO TURNOVER

The average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less.  A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.  The Adviser makes purchases and sales for the Funds’ portfolios whenever necessary, in the Adviser’s opinion, to meet the Funds’ objectives.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  The following table provides the portfolio turnover rate for the past two fiscal years.

	Fiscal Year Ended September 30,
	2012	2011
Growth Fund*	47.09%	82.40%
Mid-Cap Fund	115.01%	158.88%
*	Growth Fund portfolio turnover decreased for the 2012 fiscal year due to market conditions resulting in reduced trading for the Fund.

Turnover may fluctuate from year to year depending on the external market environment and volatility, the stocks violating the Adviser’s sell criteria, and the relative attractiveness of replacement candidates.

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies (the “Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Funds.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

A complete listing of the Funds’ portfolio holdings are made available to the public at the end of each calendar quarter with a lag of up to seven business days.  These holdings are posted quarterly to www.chasegrowthfunds.com.  From time to time, the Adviser may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Adviser determines to be in the best interests of shareholders.

Pursuant to the Funds’ portfolio holdings disclosure policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

Table of Contents - SAI

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or
•	The disclosure is made with the approval of either the Trust’s CCO or his or her designee.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons include:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation;  Thomson Financial; and Capital-Bridge, all of which currently receive such information between the seventh and tenth business day of the month following the end of a calendar quarter; or

•
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Funds’ Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Funds’ and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Policies.  The Board reserves the right to amend the Policies at any time without prior notice in their sole discretion.

Neither the Adviser, nor the Funds may receive compensation in connection with the disclosure of information about the Funds’ portfolio securities.  In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Funds, and shall report such determination to the Adviser’s Board of Directors and to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ web site may only be provided to additional third parties, in accordance with the Policies, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

Table of Contents - SAI

There can be no assurance that the Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

From time to time, the Adviser may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.chasegrowthfunds.com for additional information about the Funds, including without limitation, the periodic disclosure of its portfolio holdings.

DETERMINATION OF NET ASSET VALUE

The NAV of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern Time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

NAV is calculated by adding the value of all securities and other assets attributable to the Fund (including interest and dividends accrued but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses).  The net asset amount attributable to each class of shares is divided by the number of shares held by investors of the class.

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

The Funds’ securities, including DRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the National Association of Security Dealers Automated Quotation (“Nasdaq”) National Market for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the Nasdaq Global Market shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Table of Contents - SAI

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

An option that is written by the Funds is generally valued using composite pricing via National Best Bid and Offer quotes.  Composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for an option on a given business day, the Funds use mean pricing, as of closing, to value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

Fund shares are purchased at the NAV next determined after the Transfer Agent receives your order in proper form.  In most cases, in order to receive that day’s NAV per share, the Transfer Agent must receive your order in proper form before the close of regular trading on the NYSE, currently 4:00 p.m. (Eastern Time).  Orders paid by check and received by 4:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a wire to avoid any delay in redemption or transfer.  Otherwise the Funds may delay payment until the purchase price of those shares has been collected, which may take up to 15 calendar days.  To eliminate the need for safekeeping, the Funds will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Funds’ shares, (2) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Funds, and (3) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

Selected securities brokers, dealers or financial intermediaries may offer shares of the Funds’ Class N.  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.  Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined NAV per share after receipt of the order by such agent before the Funds’ daily cutoff time, currently the close of regular NYSE trading.  Orders received after that time will be purchased at the next-determined NAV per share.  The Funds’ Institutional Class must be purchased directly from the Distributor or the Fund.  To purchase Institutional Class, you must request and submit a Fund new account application.

Table of Contents - SAI

How to Sell Shares

You may sell (redeem) your Fund shares any day the NYSE is open for regular trading, either directly to the Funds or through your investment representative.  The Funds will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for Fund shares redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Funds’ Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.  At various times, the Funds may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Funds may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Funds.

Selling Shares Directly to the Funds – Send a signed letter of instruction to the Transfer Agent.  The price you will receive is the next NAV per share calculated after the Funds receive your request in proper form.  In order to receive that day’s NAV per share, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling Shares Through your Investment Representative – Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s NAV per share.  Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent’s records, a signature guarantee is required.  The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner.  Contact the Transfer Agent for details.

Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution.  A notary public cannot provide a signature guarantee.

Delivery of Proceeds – The Funds generally send you payment for your shares within three business days after your request is received in proper form, assuming the Funds have collected payment of the purchase price of your shares.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Telephone Redemptions – Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Funds or their agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing or redeeming shares of the Funds and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest account application or as otherwise properly specified to the Funds in writing.

Table of Contents - SAI

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative.  The Telephone Redemption Privilege may be modified or terminated without notice.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Redemptions In-Kind – Subject to compliance with applicable regulations, the Funds have reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

Redemption Fee – The Funds will assess a 2.00% fee on the redemption of Fund shares purchased and held for 60 days or less.  This fee is paid to the Funds to help offset transactions costs and administrative expenses.  The Funds reserve the right, at its discretion, to lower or waive the amount of this fee and, upon at least 60 days’ notice to shareholders, change the terms and/or amount of this fee.  Redemption fees will not apply to exchanges between the Funds or to shares acquired through the reinvestment of dividends.  Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Exchanging Shares – Shareholders of either Fund may exchange their shares for shares of the other Chase Fund.  Each account must meet the minimum investment requirements.  To perform an exchange, you may call or submit a written request to the Transfer Agent.  To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged.  An exchange will take effect as of the next determination of the Funds’ NAV per share (usually at the close of business on the same day).  The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so.  For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging.  Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.  The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, the Fund will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its NAV per share.  Backup withholding and information reporting may apply.  Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

Table of Contents - SAI

If a substantial number of shareholders sell their shares of the Funds under the exchange privilege, within a short period, either Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs.  Increased use of the exchange privilege may also result in periodic large inflows of money.  If this occurs, it is the Funds’ general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Adviser believes that attractive investment opportunities (consistent with the Funds’ investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of the Funds may not be available until the third business day following the sale.  The Fund you are seeking to exchange into may also delay issuing shares until that third business day.  The sale of Fund shares to complete an exchange will be effected at NAV per share of the Funds next computed after your request for exchange is received in proper form.

TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, has elected to qualify and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Funds’ policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.  If a Fund does not qualify as a regulated investment company, it will be taxed as a regular corporation and will not be entitled to deduct the dividends paid to shareholders.  A Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.  To comply with the requirements and to avoid the nondeductible excise tax, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax.  Net investment income consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Funds.  Each Fund intends to declare and pay dividends and other distributions, as described in the Prospectus.

In order to qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  A Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  A Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

Table of Contents - SAI

Under recently enacted legislation, capital losses sustained in future taxable years will not expire and may be carried over by the Funds without limitation.  The Mid-Cap Fund utilized capital loss carryforwards in the amount of $753,379 during the fiscal year ended September 30, 2012. At September 30, 2012, the Mid-Cap Fund deferred, on a tax-basis, late-year ordinary losses of $225,084.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends currently for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend.  This reported amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Funds for its taxable year.  In view of the Funds’ investment policies, it is expected that dividends from domestic corporations will be part of a Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for qualified dividend income treatment for individual shareholders and also for the dividends-received deduction for corporate shareholders.  However, the portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The deduction may be reduced or eliminated if a Fund’s shares held by an individual investor are held for less than 61 days, or if the Fund’s shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV per share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.  There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy.  Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined.

Redemption of a Fund’s shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund is purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Table of Contents - SAI

Under the Code, a Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of the Fund’s shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of a Fund’s shares may be subject to withholding of federal income tax, currently at a rate of 28%, in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any additional amounts may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by the Funds’ management.  The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any federal, state, local or foreign taxation.  Paul Hastings has expressed no opinion in respect thereof.

DIVIDENDS AND DISTRIBUTIONS

The Funds will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by the Funds is dependent upon the amount of net investment income received by a Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in their shares.

Each Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income.  If during any year a Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.

Table of Contents - SAI

Any dividend or distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share.  Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Funds unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that a Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Part I
Statement of Policy

The Adviser acts as a discretionary investment adviser for various clients and registered mutual funds.  Mindful of our co-fiduciary responsibility in regards to clients’ assets under management, the Adviser’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of the clients.  Our authority to vote the proxies of our clients is established by our investment advisory agreement or other written directives.  The following are guidelines and each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances at the time of the vote.  The proxy voting procedures are tailored to suit the nature of our advisory business and the types of securities and portfolios managed.  Material conflicts are resolved in accordance with the Adviser’s pre-determined policies.

Table of Contents - SAI

The Adviser’s policies and procedures are based on the following:  legislative materials, studies of corporate governance and other proxy voting issues, analyses of shareholder and management proposals and other materials helpful in studying the issues involved.

The litmus test of any proposal, whether it is advanced by management or by one or more shareholders, is whether the adoption of the proposal allows the company to carry on its affairs in such a manner that the clients’ best interests will be served.  The proxy vote is an asset belonging to the client. The Adviser votes the proxies to positively influence corporate governance in a manner that, in the Adviser’s best judgment, enhances shareholder value.

The Adviser takes a limited role or declines to take responsibility for voting client proxies under the following circumstances:

1.
Responsibility of voting proxies has been assigned to another party in the advisory contract or other written directive.  In the case of an ERISA client, the voting right has been retained by a named fiduciary of the plan other than the Adviser.

2.	Once a client account has been terminated with the Adviser in accordance with the investment advisory agreement, the Adviser will not vote any proxies received after the termination.

3.	Proxies for securities held in an unsupervised portion of the client’s account generally will not be voted.

4.	Proxies for securities on loan that must be recalled in order to vote, generally will not be voted.

5.
Specialized treatment in voting proxies when directed in the advisory contract or other written directive (i.e., following AFL-CIO guidelines).  These directions to vote proxies may be different from The Adviser’s policy and procedures.

6.
Specialized treatment may be applied to ERISA accounts as the Adviser’s responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.

These policies and procedures are provided to clients upon request, with the provision that they may be updated from time to time.  Clients can also obtain information on how proxies were voted.

Part II
Procedures

Designated individuals are assigned the duties of receiving and reviewing proxies.  These individuals ensure that proxies are voted only for those clients that have designated this authority to the Adviser.

Table of Contents - SAI

Judgmental issues are reviewed by senior investment professionals to determine if adopting the proposal is in the best interest of our clients.  An assessment is made to determine the extent to which there may be a material conflict between the Adviser’s interests and those of the client.  The Adviser generally votes proxies in accordance with its pre-determined policy, unless it determines that the client interests are better served if the proxies are voted otherwise.  If conflicts arise, the Adviser will vote in accordance with its pre-determined policies.  Should there be a material conflict with respect to a matter that is not covered in the Adviser’s pre-determined policies, such matter will be voted either pursuant to a recommendation from an independent third party or pursuant to instruction from the client.

As part of recordkeeping the following documents are maintained:  (1) a copy of the policies and procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by the Adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and the Adviser’s written response to any (written or oral) client request for such records.  These records are maintained for a period of five years.

Part III
Categories of Issues

It is the policy of the Adviser to generally vote with management on routine matters affecting the future of the corporation.  If we frequently disagree with management, we will generally sell the stock.  Occasionally, however, when merger proposals or other corporate restructuring are involved, we vote shares we manage based on our best judgment as to what will produce the highest return relative to risk.

Following are examples of agenda items that the Adviser generally approves:

•	Election of Directors: Unless the Adviser has reason to object to a given director, each director on management’s slate is approved.

•	Approval of Auditors: The Adviser generally defers to management in picking a CPA firm and votes for management’s choice.

•	Directors’ Liability and Indemnification: Since this is a legitimate cost of doing business and important to attracting competent directors, the Adviser generally approves.

•	Updating the Corporate Charter: Management periodically asks shareholders to vote for housekeeping updates to its charter and the Adviser generally approves.

•	Increase in the Common Share Authorization: As long as the increase is reasonable, the Adviser generally approves.

•
Stock Purchase Plans:  The Adviser believes that equity participation plans positively motivate management, directors and employees.  Therefore, the Adviser generally approves stock purchase plans unless we have reason to object.

•
Stock Option Plans and Stock Participation Plans:  If in the Adviser’s judgment and provided that they are not excessive, these plans are generally approved since they motivate management to enhance shareholder value.

Following are examples of issues presented for shareholder vote that are generally opposed because their approval is judged not to be in the best interest of the client.

Table of Contents - SAI

•
Elimination of Pre-Emptive Rights:  Pre-emptive rights have value to the stockholder.  They can be sold outright or used to buy additional shares, usually at a significant discount to the stock’s market price.  To approve their elimination would mean giving away something of potential value to the client.  Elimination of pre-emptive rights also potentially dilutes the shareholders’ proportionate share of current holdings and diminishes shareholder rights or control over management.  Therefore, the Adviser generally opposes their elimination.

•
Poison Pills:  These are usually referred to as Shareholder Rights Plans and are used by management to prevent an unfriendly takeover.  Generally, management asks the shareholders to approve a huge increase in authorized common shares often accompanied by the approval of a new issue of preferred stock, the terms of which can be set later by management at the onset of an uninvited bid for the company.  The Adviser generally opposes these and other devices utilized by corporate management to elude acquirers, raiders or other legitimate offers unless it views such devices as likely to increase shareholder value in the future and not just entrench management.

•
Proposals to Establish Staggered Boards:  Since staggered election dates of board members impede hostile acquisitions and serve to entrench current management, they are not in the best interest of the shareholder and are generally opposed.  It is the Adviser’s judgment that uninvited bids for the company’s stock should not be discouraged.  They are usually at a substantial premium over the existing market price, so they can be very profitable to the shareholder.  It is better that management have a threat of an unwanted bid to give them the incentive to manage the company for the enhancement of shareholder value.

•
New Classes of Shares Having Different Voting Rights:  These are not in the clients’ best interest because they are contrary to the principle of “one share one vote” and could dilute the current stockholders’ control.

•
Shareholders Proposals That Offer No Specific Economic Benefit to the Client:  When social issues are proposed by one or more shareholders, the Adviser evaluates them to determine if their approval will be of economic benefit to the client or whether their adoption will result in additional cost to the company and/or impede its ability to do business.  If the proposal offers no economic benefit, it is generally opposed.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting record for the 12-month period ending June 30.  The Funds’ proxy voting record is available without charge, upon request, by calling toll-free 1-888-861-7556 and on the SEC’s web site at www.sec.gov.

GENERAL INFORMATION

Investors in the Funds will be informed of the Funds’ progress through periodic reports.  Financial statements certified by their independent registered public accounting firm will be submitted to shareholders annually.

The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in the Funds proportionately equal to the interest of each other share.  Upon the Funds’ liquidation, all shareholders would share pro rata in the net assets of the Funds available for distribution to shareholders.

Table of Contents - SAI

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

If they deem it advisable and in the best interests of shareholders, the Board may create additional series of shares which differ from each other only as to dividends.  The Board has created numerous series of shares, and may create additional series in the future, each of which has separate assets and liabilities.  Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Growth Fund may offer two classes of shares and the Mid-Cap Fund may offer three classes of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Board, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

Table of Contents - SAI

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

CODE OF ETHICS

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.

FINANCIAL STATEMENTS

The Annual Report for the Growth Fund and the Mid-Cap Fund for the fiscal year ended September 30, 2012, is a separate document supplied upon request and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

Table of Contents - SAI

APPENDIX

CORPORATE BOND AND COMMERCIAL PAPER RATINGS

Corporate Bond Ratings

Moody’s Investors Service, Inc.

Aaa:  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B:  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C:  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing.  Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Table of Contents - SAI

Standard & Poor’s Ratings Group

AAA:  Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA:  Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:  Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C:  Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB:  Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B:  Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC:  Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC:  The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI:  The rating CI is reserved for income bonds on which no interest is being paid.

D:  Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

Plus (+) or Minus (-):  The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

Table of Contents - SAI

Commercial Paper Ratings

Moody’s Investors Service, Inc.

Prime-1 – Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on Fund employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 – Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1 – This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 – Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

Table of Contents - SAI

PART C

ADVISORS SERIES TRUST

(Chase Growth Fund
Chase Mid-Cap Growth Fund)

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreements.

(i)
Investment Advisory Agreement (Growth Fund) dated September 5, 1997, was previously filed with Post-Effective Amendment No. 205 to the Registration Statement on Form N-1A on January 27, 2006, and is incorporated herein by reference.

(A)
Amendment No. 1 dated June 7, 1999, to the Investment Advisory Agreement (Growth Fund), was previously filed with Post-Effective Amendment No. 205 to the Registration Statement on Form N-1A on January 27, 2006, and is incorporated herein by reference.

(B)
Amended Schedule A dated January 26, 2007, to the Investment Advisory Agreement (Growth Fund), was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(ii)
Investment Advisory Agreement (Mid-Cap Growth Fund) dated July 21, 2004, was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(A)
Amended Schedule A dated January 26, 2007, to the Investment Advisory Agreement (Mid-Cap Growth Fund), was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(e)
Distribution Agreement dated August 22, 2006, was previously filed with Post-Effective Amendment No. 257 to the Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated August 24, 2007, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(iv)
Operating Expenses Limitation Agreement (Mid-Cap Growth Fund) dated July 21, 2004, was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(A)
First Amendment dated December 11, 2008, to the Operating Expenses Limitation Agreement (Mid-Cap Growth Fund), was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(B)
Second Amendment to the Operating Expenses Limitation Agreement (Mid-Cap Growth Fund) dated January 28, 2012, was previously filed with Post-Effective Amendment No. 399 to the Registration Statement on Form N-1A on January 27, 2012, and is incorporated herein by reference.

(v)
Shareholder Servicing Plan (Growth Fund), was previously filed with Post-Effective Amendment No. 236 to the Registration Statement on Form N-1A on January 29, 2007, and is incorporated herein by reference.

(vi)
Amended and Restated Shareholder Servicing Plan (Mid-Cap Growth Fund), was previously filed with Post-Effective Amendment No. 276 to the Registration Statement on Form N-1A on January 27, 2009, and is incorporated herein by reference.

(vii)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford), was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(i)	Legal Opinion.

(i)
Legal Opinion (Growth Fund) dated January 13, 2000, was previously filed with Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A on January 14, 2000, and is incorporated herein by reference.

(ii)
Legal Opinion (Mid-Cap Growth Fund) dated August 19, 2004, was previously filed with Post-Effective Amendment No. 162 to the Registration Statement on Form POS EX on October 12, 2004, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)
Share Marketing Plan (Rule 12b-1 Plan) (Mid-Cap Growth Fund), was previously filed with Post-Effective Amendment No. 151 to the Registration Statement on Form N-1A on July 22, 2004, and is incorporated herein by reference.

(n)	Rule 18f-3 Plan, was previously filed with Post-Effective Amendment No. 399 to the Registration Statement on Form N-1A on January 27, 2012, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant dated June 2012, was previously filed with Post-Effective Amendment No. 430 to the Registration Statement on Form N-1A on June 22, 2012, and is incorporated herein by reference.

(ii)
Code of Ethics for Advisor dated February 15, 2011, was previously filed with Post-Effective Amendment No. 399 to the Registration Statement on Form N-1A on January 27, 2012, and is incorporated herein by reference.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated September 1, 2005, was previously filed with Post-Effective Amendment No. 257 to the Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Advisor

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-3396), dated April 24, 2012.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s web site at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jacob Funds II
Aegis Value Fund, Inc.	Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust
Artio Select Opportunities Fund, Inc.	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brandywine Fund, Inc.	Merger Fund
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
Empiric Funds, Inc.	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street EWM Funds Trust
Hennessy Funds, Inc.	Wall Street Fund, Inc.
Hennessy Mutual Funds, Inc.	Wexford Trust/PA
Hennessy SPARX Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds

(b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 2nd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Advisor	Chase Investment Counsel Corporation 300 Preston Avenue, Suite 500 Charlottesville, Virginia 22902-5096
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 477 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 477 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 25th day of January, 2013.

Advisors Series Trust

By: /s/ Douglas G. Hess
 Douglas G. Hess
 President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 477 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Donald E. O’Connor*	Trustee	January 25, 2013
Donald E. O’Connor

George J. Rebhan*	Trustee	January 25, 2013
George J. Rebhan

George T. Wofford*	Trustee	January 25, 2013
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	January 25, 2013
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and	January 25, 2013
Cheryl L. King	Principal Financial Officer

/s/ Douglas G. Hess	President and	January 25, 2013
Douglas G. Hess	Principal Executive Officer

*By: /s/ Douglas G. Hess		January 25, 2013
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j